Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
October 31, 2022
EQU-NPRT3-1222
1.809096.119
Common Stocks - 94.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	3,047,054	55,548
Verizon Communications, Inc.	1,679,523	62,764
		118,312
Entertainment - 1.9%
Activision Blizzard, Inc.	716,570	52,166
The Walt Disney Co. (a)	755,169	80,456
		132,622
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	675,468	63,838
Media - 2.1%
Comcast Corp. Class A	2,692,485	85,459
Interpublic Group of Companies, Inc.	771,477	22,982
Shaw Communications, Inc. Class B	1,430,133	36,731
		145,172
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.) (b)	488,908	20,352
T-Mobile U.S., Inc. (a)	793,335	120,238
		140,590
TOTAL COMMUNICATION SERVICES		600,534
CONSUMER DISCRETIONARY - 3.6%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	464,658	19,121
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	352,353	96,073
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	150,270	23,818
Target Corp.	158,319	26,004
		49,822
Specialty Retail - 1.1%
Best Buy Co., Inc.	165,749	11,339
Burlington Stores, Inc. (a)	83,725	11,969
Dick's Sporting Goods, Inc.	27,677	3,149
Lowe's Companies, Inc.	14,488	2,824
TJX Companies, Inc.	648,422	46,751
		76,032
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	60,150	4,481
Tapestry, Inc.	105,412	3,339
		7,820
TOTAL CONSUMER DISCRETIONARY		248,868
CONSUMER STAPLES - 9.9%
Beverages - 2.9%
Diageo PLC	541,250	22,274
Keurig Dr. Pepper, Inc. (b)	2,105,918	81,794
The Coca-Cola Co.	1,657,215	99,184
		203,252
Food & Staples Retailing - 3.4%
Albertsons Companies, Inc.	781,339	16,025
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	245,893	11,010
BJ's Wholesale Club Holdings, Inc. (a)	333,969	25,849
Costco Wholesale Corp.	70,128	35,169
Walmart, Inc.	1,032,176	146,910
		234,963
Food Products - 1.3%
Bunge Ltd.	208,473	20,576
Mondelez International, Inc.	890,590	54,753
Nestle SA (Reg. S)	111,613	12,150
		87,479
Household Products - 1.3%
Procter & Gamble Co.	693,642	93,413
Personal Products - 0.2%
Unilever PLC	312,511	14,205
Tobacco - 0.8%
Philip Morris International, Inc.	601,894	55,284
TOTAL CONSUMER STAPLES		688,596
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Canadian Natural Resources Ltd.	815,940	48,938
ConocoPhillips Co.	778,192	98,122
Enterprise Products Partners LP	1,662,701	41,983
Exxon Mobil Corp.	2,261,140	250,560
Hess Corp.	357,007	50,367
Imperial Oil Ltd.	930,100	50,596
Phillips 66 Co.	575,875	60,058
Suncor Energy, Inc.	1,319,688	45,393
Valero Energy Corp.	533,401	66,968
		712,985
FINANCIALS - 15.8%
Banks - 10.2%
Bank of America Corp.	4,943,253	178,155
Huntington Bancshares, Inc.	3,272,897	49,683
JPMorgan Chase & Co.	1,664,485	209,525
M&T Bank Corp.	441,532	74,341
PNC Financial Services Group, Inc.	437,247	70,760
Wells Fargo & Co.	2,782,811	127,981
		710,445
Capital Markets - 0.7%
BlackRock, Inc. Class A	75,549	48,798
Consumer Finance - 1.0%
Capital One Financial Corp.	668,419	70,866
Insurance - 3.9%
American Financial Group, Inc.	315,213	45,741
Chubb Ltd.	389,188	83,633
Hartford Financial Services Group, Inc.	656,404	47,530
Marsh & McLennan Companies, Inc.	129,590	20,927
The Travelers Companies, Inc.	382,284	70,516
		268,347
TOTAL FINANCIALS		1,098,456
HEALTH CARE - 18.2%
Biotechnology - 2.4%
AbbVie, Inc.	455,643	66,706
Amgen, Inc.	366,102	98,976
		165,682
Health Care Providers & Services - 3.2%
Cigna Corp.	350,316	113,173
UnitedHealth Group, Inc.	205,196	113,915
		227,088
Life Sciences Tools & Services - 2.0%
Danaher Corp.	551,041	138,680
Pharmaceuticals - 10.6%
AstraZeneca PLC (United Kingdom)	596,438	69,981
Bristol-Myers Squibb Co.	1,750,494	135,611
Eli Lilly & Co.	309,728	112,149
Johnson & Johnson	897,007	156,052
Merck & Co., Inc.	579,097	58,605
Roche Holding AG (participation certificate)	286,421	95,034
Royalty Pharma PLC	929,392	39,332
Sanofi SA	809,591	69,672
		736,436
TOTAL HEALTH CARE		1,267,886
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	127,021	32,653
Lockheed Martin Corp.	79,711	38,794
Northrop Grumman Corp.	122,319	67,154
The Boeing Co. (a)	443,849	63,253
		201,854
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	212,463	35,645
Building Products - 0.5%
Johnson Controls International PLC	584,107	33,785
Electrical Equipment - 0.7%
AMETEK, Inc.	374,945	48,615
Industrial Conglomerates - 1.5%
General Electric Co.	971,062	75,558
Hitachi Ltd.	335,773	15,265
Siemens AG	150,378	16,423
		107,246
Machinery - 1.3%
Crane Holdings Co.	234,474	23,527
Fortive Corp.	450,138	28,764
ITT, Inc.	459,481	35,100
		87,391
Professional Services - 0.2%
KBR, Inc.	284,852	14,177
Trading Companies & Distributors - 0.3%
Watsco, Inc.	81,282	22,024
TOTAL INDUSTRIALS		550,737
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	2,055,737	93,392
IT Services - 1.5%
Accenture PLC Class A	117,264	33,291
Amdocs Ltd.	562,390	48,540
Paychex, Inc.	57,951	6,856
Visa, Inc. Class A	78,500	16,262
		104,949
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	407,574	59,538
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	783,324	48,214
		107,752
Software - 2.9%
Microsoft Corp.	338,048	78,471
NortonLifeLock, Inc.	824,738	18,581
Open Text Corp.	1,265,076	36,642
Roper Technologies, Inc.	166,904	69,188
		202,882
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	107,515	16,486
Samsung Electronics Co. Ltd.	1,344,410	55,950
Seagate Technology Holdings PLC	120,923	6,005
		78,441
TOTAL INFORMATION TECHNOLOGY		587,416
MATERIALS - 4.2%
Chemicals - 2.0%
Linde PLC	397,680	118,250
Nutrien Ltd.	215,169	18,180
		136,430
Containers & Packaging - 1.1%
Ball Corp.	589,909	29,136
Crown Holdings, Inc. (b)	712,687	48,883
		78,019
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	601,531	18,018
Freeport-McMoRan, Inc.	1,826,875	57,894
		75,912
TOTAL MATERIALS		290,361
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	217,564	45,077
Lamar Advertising Co. Class A	451,357	41,629
Public Storage	137,359	42,547
		129,253
UTILITIES - 6.0%
Electric Utilities - 3.4%
Constellation Energy Corp.	258,364	24,426
Exelon Corp.	943,238	36,400
FirstEnergy Corp.	590,789	22,279
NextEra Energy, Inc.	1,252,504	97,069
PG&E Corp. (a)	1,345,164	20,083
Southern Co.	548,214	35,897
		236,154
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	956,910	21,980
Multi-Utilities - 2.3%
Ameren Corp.	403,045	32,856
CenterPoint Energy, Inc.	1,254,425	35,889
Dominion Energy, Inc.	764,330	53,480
WEC Energy Group, Inc.	390,911	35,702
		157,927
TOTAL UTILITIES		416,061
TOTAL COMMON STOCKS (Cost $4,703,452)		6,591,153

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $21,711)	17,489,628	7,823

Money Market Funds - 5.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (f)	339,813,234	339,881
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	22,973,883	22,976
TOTAL MONEY MARKET FUNDS (Cost $362,857)		362,857

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,088,020)	6,961,833
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,266)
NET ASSETS - 100.0%	6,953,567

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,823,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	21,711

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	10,397	989,160	659,676	2,482	-	-	339,881	0.7%
Fidelity Securities Lending Cash Central Fund 3.10%	12,160	759,848	749,032	106	-	-	22,976	0.1%
Total	22,557	1,749,008	1,408,708	2,588	-	-	362,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.